Trade Receivables, Other Receivables and Other Current Assets (Details) - Schedule of analysis of trade receivables - AUD ($)	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables, Other Receivables and Other Current Assets (Details) - Schedule of analysis of trade receivables [Line Items]
Total trade receivables	$ 951,890	$ 480,095
Current (not past due) [Member]
Trade Receivables, Other Receivables and Other Current Assets (Details) - Schedule of analysis of trade receivables [Line Items]
Total trade receivables	141,117
less than 1 month [Member]
Trade Receivables, Other Receivables and Other Current Assets (Details) - Schedule of analysis of trade receivables [Line Items]
Total trade receivables	341,479	190,969
1 month - 3 months [Member]
Trade Receivables, Other Receivables and Other Current Assets (Details) - Schedule of analysis of trade receivables [Line Items]
Total trade receivables
3 months [Member]
Trade Receivables, Other Receivables and Other Current Assets (Details) - Schedule of analysis of trade receivables [Line Items]
Total trade receivables	$ 469,294	$ 289,126